Label	Element	Value
Lord Abbett Diversified Equity Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000911507_SupplementTextBlock

LORD ABBETT INVESTMENT TRUST

Lord Abbett Diversified Equity Strategy Fund

Supplement dated April 29, 2016 to the

Prospectus dated April 1, 2016

Lord Abbett Diversified Equity Strategy Fund

Effective May 1, 2016, the following tables replace the tables included in the section “Fees and Expenses” on pages 3, 4, and 5 of the prospectus:

Shareholder Fees (Fees paid directly from your investment)
Class				A	B	C	F, I, P, R2, R3, R4, R5, and R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)				5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)				None(1)	5.00%	1.00%(2)	None
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class	A	B	C	F	I	P	R2	R3	R4	R5	R6
Management Fees	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.10%	None	0.45%	0.60%	0.50%	0.25%	None	None
Other Expenses	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%	0.13%
Acquired Fund Fees and Expenses	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Total Annual Fund Operating Expenses	1.38%	2.13%	2.13%	1.23%	1.13%	1.58%	1.73%	1.63%	1.38%	1.13%	0.98%
Management Fee Waiver(3)	(0.05)%	(0.05)%	(0.05)%	(0.05)%	(0.05)%	(0.05)%	(0.05)%	(0.05)%	(0.05)%	(0.05)%	(0.05)%
Total Annual Fund Operating Expenses After Management Fee Waiver(3)	1.33%	2.08%	2.08%	1.18%	1.08%	1.53%	1.68%	1.58%	1.33%	1.08%	0.93%

(1)  A contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on certain Class A shares purchased or acquired without a sales charge if they are redeemed before the first day of the month of the one-year anniversary of the purchase.

(2)  A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.

(3)  For the period from April 1, 2016 through March 31, 2017, Lord, Abbett & Co. LLC has contractually agreed to waive its fees at an annual rate of 0.05%. This agreement may be terminated only by the Fund’s Board of Trustees.

Class	If Shares Are Redeemed				If Shares Are Not Redeemed
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A Shares	$ 703	$ 982	$ 1,282	$ 2,133	$ 703	$ 982	$ 1,282	$ 2,133
Class B Shares	$ 711	$ 962	$ 1,340	$ 2,267	$ 211	$ 662	$ 1,140	$ 2,267
Class C Shares	$ 311	$ 662	$ 1,140	$ 2,458	$ 211	$ 662	$ 1,140	$ 2,458
Class F Shares	$ 120	$ 385	$ 671	$ 1,484	$ 120	$ 385	$ 671	$ 1,484
Class I Shares	$ 110	$ 354	$ 617	$ 1,370	$ 110	$ 354	$ 617	$ 1,370
Class P Shares	$ 156	$ 494	$ 856	$ 1,874	$ 156	$ 494	$ 856	$ 1,874
Class R2 Shares	$ 171	$ 540	$ 934	$ 2,037	$ 171	$ 540	$ 934	$ 2,037
Class R3 Shares	$ 161	$ 509	$ 882	$ 1,929	$ 161	$ 509	$ 882	$ 1,929
Class R4 Shares	$ 135	$ 432	$ 750	$ 1,653	$ 135	$ 432	$ 750	$ 1,653
Class R5 Shares	$ 110	$ 354	$ 617	$ 1,370	$ 110	$ 354	$ 617	$ 1,370
Class R6 Shares	$ 95	$ 307	$ 537	$ 1,197	$ 95	$ 307	$ 537	$ 1,197

Risk/Return [Heading]	rr_RiskReturnHeading	Lord Abbett Diversified Equity Strategy Fund